Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Thousands													9 Months Ended
	Jan. 31, 2024 $ / shares	Jan. 01, 2024 $ / shares	Nov. 13, 2023 USD ($)	Oct. 13, 2023	Oct. 12, 2023	Sep. 06, 2023 shares	Jul. 28, 2023	Jul. 27, 2023 USD ($)	Jul. 07, 2023 USD ($) shares	Apr. 12, 2023 USD ($)	Mar. 29, 2023 USD ($)	Mar. 06, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Jul. 24, 2023 USD ($)	Dec. 31, 2022 $ / shares
Subsequent Event [Line Items]
Warrants to purchase exercise price per share | $ / shares													$ 0.0025		$ 0.0025
Cano Health, LLC [Member]
Subsequent Event [Line Items]
Aggregate principal amount													$ 5,000
Class A [Member]
Subsequent Event [Line Items]
Warrants to purchase exercise price per share | $ / shares													$ 287.5		$ 287.5
Class A [Member] | Option to Pay in Cash or in Stock and Elected to Pay in Stock [Member] | Cano Health, LLC [Member]
Subsequent Event [Line Items]
Deferred compensation arrangement shares issued | shares									7,960,001
Deferred compensation arrangement recorded liability									$ 61,700
Maximum [Member] | Class A [Member]
Subsequent Event [Line Items]
Reverse stock splits (in shares) | shares						300
Minimum [Member] | Class A [Member]
Subsequent Event [Line Items]
Reverse stock splits (in shares) | shares						3
Amended and Restated Nomura Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate principal amount										$ 26,300
Debt instrument maturity date										Sep. 30, 2024
Interest rate										16.00%
Virage Amendment [Member]
Subsequent Event [Line Items]
Description of swap agreement amendment							(a) rights to recovery proceeds arising from Claims held by VRM MSP, with dates of service before January 1, 2014, were transferred to MSP Recovery; (b) MSP Recovery contributed to VRM MSP in the form of in-kind ownership interests to certain Series entities holding Claims; and (c) as a result of such capital contributions, MSP Recovery was admitted as a member of VRM MSP.
Operating reserve maintained			$ 47,500							$ 70,000				$ 47,500
Purchase Agreement, Effective as of September 30, 2022, as Amended to Date [Member] | Class A [Member] | Option to Pay in Cash or in Stock and Elected to Pay in Stock [Member] | Cano Health, LLC [Member]
Subsequent Event [Line Items]
Deferred compensation arrangement shares issued | shares									3,225,807
Amended and Restated Claims Recovery and Assignment Agreement Effective as of December 31, 2021, as Amended to Date [Member] | Class A [Member] | Option to Pay in Cash or in Stock and Elected to Pay in Stock [Member] | Cano Health, LLC [Member]
Subsequent Event [Line Items]
Deferred compensation arrangement shares issued | shares									4,734,194
Scenario Forecast [Member]
Subsequent Event [Line Items]
Reverse stock split conversion description				At the Effective Time, every 25 shares of the Company’s issued and outstanding common stock were automatically converted into one share of common stock, without any change to the par value per share.
Scenario Forecast [Member] | Virage Amendment [Member]
Subsequent Event [Line Items]
Description of cash payments made to counter party	cash, in an amount equal to 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end	(a) cash, in an amount equal to 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end
Scenario Forecast [Member] | Virage Amendment [Member] | Class A [Member]
Subsequent Event [Line Items]
Warrants to purchase exercise price per share | $ / shares	$ 0.0001	$ 0.0001
Description of warrants issued to counter party	warrants to purchase Class A common stock at $0.0001 per share, in an amount equal to the quotient of 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end and the volume weighted average price of a share of our Class A common stock.	warrants to purchase Class A common stock at $0.0001 per share, in an amount equal to the quotient of 1.0% of each calendar month-end balance (which shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end and the volume weighted average price of a share of our Class A common stock for the five day period prior to the issuance.
Warrants expire date		Jan. 01, 2026
Hazel Transactions [Member]
Subsequent Event [Line Items]
Credit facility, agreement date											Mar. 29, 2023
Purchase money loan											$ 250,000
Purchase Money Loan accrues interest											20.00%
Amended and Restated Credit Agreement [Member] | Hazel Transactions [Member]
Subsequent Event [Line Items]
Credit facility, agreement date											Mar. 29, 2023		Mar. 29, 2023
Credit Agreement [Member] | Hazel Transactions [Member]
Subsequent Event [Line Items]
Line of credit facility, Maximum borrowing capacity											$ 80,000
Debt instrument original issue discount											40.00%
Working Capital Credit Facility [Member] | Hazel Transactions [Member]
Subsequent Event [Line Items]
Interest period, plus an applicable margin											10.00%
Debt instrument maturity date											Mar. 31, 2026
Term Loan A [Member] | Option to Pay in Cash or in Stock and Elected to Pay in Stock [Member] | Cano Health, LLC [Member]
Subsequent Event [Line Items]
Deferred compensation arrangement recorded liability									$ 61,677,419,350
Term Loan A [Member] | Hazel Transactions [Member]
Subsequent Event [Line Items]
Proceeds from loan												$ 10,000
Disbursed loan amount											$ 5,000
Term Loan A [Member] | Credit Agreement [Member] | Hazel Transactions [Member]
Subsequent Event [Line Items]
Line of credit facility, Maximum borrowing capacity								$ 5,500			30,000
Terminated funding, value								20,500	$ 20,500
Term Loan B [Member] | Credit Agreement [Member] | Hazel Transactions [Member]
Subsequent Event [Line Items]
Line of credit facility, Maximum borrowing capacity								$ 27,500			18,000
Term Loan B [Member] | Credit Facility [Member] | Hazel Transactions [Member]
Subsequent Event [Line Items]
Line of credit facility, Maximum borrowing capacity											$ 18,000
Purchase Money Loan [Member] | Hazel Transactions [Member]
Subsequent Event [Line Items]
Debt instrument maturity date											Mar. 31, 2026
Purchase Money Loan [Member] | Hazel Transactions [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument extended maturity year											1 year
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split ratio					0.04
Reverse stock split description					Reverse Split, every 25 shares of the Company’s old common stock were converted into one share of the Company’s new common stock.
Subsequent Event [Member] | Amended and Restated Nomura Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate principal amount			$ 28,900
Debt instrument maturity date			Dec. 31, 2024
Subsequent Event [Member] | Virage Amendment [Member]
Subsequent Event [Line Items]
Description of cash payments made to counter party	cash, in an amount equal to 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end	cash, in an amount equal to 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end
Subsequent Event [Member] | Virage Amendment [Member] | Class A [Member]
Subsequent Event [Line Items]
Warrants to purchase exercise price per share | $ / shares	$ 0.0001	$ 0.0001
Description of warrants issued to counter party	warrants to purchase Class A common stock at $0.0001 per share, in an amount equal to the quotient of 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end and the volume weighted average price of a share of our Class A common stock.	warrants to purchase Class A common stock at $0.0001 per share, in an amount equal to the quotient of 1.0% of each calendar month-end balance (which month-end balance shall be increased daily up to 20% per annum based on a formula set forth in the Virage MTA Amendment) of the amount owing to Virage as of each preceding calendar month end and the volume weighted average price of a share of our Class A common stock for the five day period prior to the issuance.
Warrants expire date		Jan. 01, 2026